Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Revenue from External Customers by Product Line
Net sales by product line are presented below:

	2015	2014	2013
Carbon	$4,746.8	$4,423.3	$3,643.4
Stainless and electrical	1,733.0	1,836.5	1,705.3
Tubular	201.3	231.4	220.7
Other	11.8	14.5	1.0
Total	$6,692.9	$6,505.7	$5,570.4

Schedule of Percentage of Net Sales by Market	Percentages of our net sales attributable to various markets are presented below:

	2015	2014	2013
Automotive	60%	53%	51%
Infrastructure and Manufacturing	16%	18%	20%
Distributors and Converters	24%	29%	29%